Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following table and related disclosures. The information contained in this section shall not be deemed incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act.
PAY VERSUS PERFORMANCE TABLE
The following table sets forth the compensation information of our Principal Executive Officer (PEO) and the average compensation for our other named executive officers (non-PEO NEOs), along with the total shareholder return and net income for each of fiscal year 2025, 2024, 2023, 2022 and 2021. For further information regarding our executive compensation programs, please refer to the section entitled “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income	Company- Selected Measure(5)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2025	$6,824,970	$8,828,564	$598,309	$666,147	$104	$141	($128,000,000)	$62,000,000
2024	$6,232,547	$9,196,190	$571,616	$738,240	$81	$118	$102,000,000	$26,000,000
2023	$7,064,526	$7,108,443	$1,145,422	$791,988	$48	$119	$80,000,000	$45,000,000
2022	$2,703,120	$1,862,776	$478,669	$464,672	$37	$98	$26,000,000	$18,000,000
2021	$6,042,091	$4,167,196	$459,305	$343,204	$57	$127	$24,000,000	$11,000,000

(1)	Our PEO for 2020 through 2025 was James V. Continenza. The individuals comprising our non-PEO NEOs for each year were as follows:

2021	2022	2023	2024	2025
David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle
John O’Grady	Terry R. Taber	Terry R. Taber	Terry R. Taber	Terry R. Taber
	Randy D. Vandagriff	Roger W. Byrd	Roger W. Byrd	Roger W. Byrd
	Roger W. Byrd	Richard T. Michaels	Richard T. Michaels	Richard T. Michaels
John O’Grady

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2025, 2024, 2023, 2022, and 2021, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal years.

PEO Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Summary Compensation Table (SCT) Reported Total Compensation	$6,042,091	$2,703,120	$7,064,526	$6,232,547	$6,824,970
Aggregate SCT Reported Equity Compensation (-)	($5,000,000)	($1,428,000)	($3,760,150)	($3,904,340)	($2,500,004)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$1,404,000	$915,000	$3,467,123	$3,548,201	$2,807,451
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$0	($326,000)	$255,000	$1,849,432	$1,240,553

PEO Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$1,724,000	$0	$0	$974,191	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$0	$8,000	$94,000	$537,722	$492,965
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($26,324)	($278,604)	($307,860)	($81,691)	($78,450)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$23,429	$33,524	$36,928	$40,128	$41,080
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0	$235,736	$258,876	$0	$0
Compensation Actually Paid Determination	$4,167,196	$1,862,776	$7,108,443	$9,196,190	$8,828,564

(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2025,2024, 2023, 2022, and 2021, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal years.

Average Non-PEO NEOs Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Summary Compensation Table (SCT) Reported Total Compensation	$459,305	$478,669	$1,145,422	$571,616	$598,309
Aggregate SCT Reported Equity Compensation (-)	$0	$0	($593,152)	($13,680)	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$0	$255,000	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	($54,935)	($12,962)	$1,063	$182,226	$116,914
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$13,680	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	($59,086)	$1,059	$6,755	$15,975	($1,533)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($25,053)	($100,835)	($142,140)	($69,386)	($85,087)

Average Non-PEO NEOs Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$22,974	$27,382	$33,415	$37,808	$37,543
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0	$71,360	$85,626	$0	$0
Compensation Actually Paid Determination	$343,204	$464,672	$791,988	$738,240	$666,147

(4)	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2020. Peer Group TSR reflects the TSR of the S&P Small Cap 600 IT (total return).
(5)
In 2025, the Company used annual Company EBITDA as a financial performance metric associated with annual bonus amounts; therefore, annual Company EBITDA is the Company-selected measure. Note, for fiscal years 2021 - 2024, compensation was pursuant to contractual obligations and no financial measures were used to link compensation to the Company’s performance. See “Financial Performance Measures” below.

Company Selected Measure Name	annual Company EBITDA
Named Executive Officers, Footnote
(1)	Our PEO for 2020 through 2025 was James V. Continenza. The individuals comprising our non-PEO NEOs for each year were as follows:

2021	2022	2023	2024	2025
David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle
John O’Grady	Terry R. Taber	Terry R. Taber	Terry R. Taber	Terry R. Taber
	Randy D. Vandagriff	Roger W. Byrd	Roger W. Byrd	Roger W. Byrd
	Roger W. Byrd	Richard T. Michaels	Richard T. Michaels	Richard T. Michaels
John O’Grady

Peer Group Issuers, Footnote
(4)	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2020. Peer Group TSR reflects the TSR of the S&P Small Cap 600 IT (total return).

PEO Total Compensation Amount	$ 6,824,970	$ 6,232,547	$ 7,064,526	$ 2,703,120	$ 6,042,091
PEO Actually Paid Compensation Amount	$ 8,828,564	9,196,190	7,108,443	1,862,776	4,167,196
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2025, 2024, 2023, 2022, and 2021, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal years.

PEO Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Summary Compensation Table (SCT) Reported Total Compensation	$6,042,091	$2,703,120	$7,064,526	$6,232,547	$6,824,970
Aggregate SCT Reported Equity Compensation (-)	($5,000,000)	($1,428,000)	($3,760,150)	($3,904,340)	($2,500,004)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$1,404,000	$915,000	$3,467,123	$3,548,201	$2,807,451
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$0	($326,000)	$255,000	$1,849,432	$1,240,553

PEO Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$1,724,000	$0	$0	$974,191	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$0	$8,000	$94,000	$537,722	$492,965
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($26,324)	($278,604)	($307,860)	($81,691)	($78,450)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$23,429	$33,524	$36,928	$40,128	$41,080
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0	$235,736	$258,876	$0	$0
Compensation Actually Paid Determination	$4,167,196	$1,862,776	$7,108,443	$9,196,190	$8,828,564

Non-PEO NEO Average Total Compensation Amount	$ 598,309	571,616	1,145,422	478,669	459,305
Non-PEO NEO Average Compensation Actually Paid Amount	$ 666,147	738,240	791,988	464,672	343,204
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2025,2024, 2023, 2022, and 2021, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal years.

Average Non-PEO NEOs Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Summary Compensation Table (SCT) Reported Total Compensation	$459,305	$478,669	$1,145,422	$571,616	$598,309
Aggregate SCT Reported Equity Compensation (-)	$0	$0	($593,152)	($13,680)	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$0	$255,000	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	($54,935)	($12,962)	$1,063	$182,226	$116,914
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$13,680	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	($59,086)	$1,059	$6,755	$15,975	($1,533)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($25,053)	($100,835)	($142,140)	($69,386)	($85,087)

Average Non-PEO NEOs Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$22,974	$27,382	$33,415	$37,808	$37,543
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0	$71,360	$85,626	$0	$0
Compensation Actually Paid Determination	$343,204	$464,672	$791,988	$738,240	$666,147

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Total Company EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus TSR
Tabular List, Table
Financial Performance Measures(1)
Annual Company EBITDA
Annual AM&C Revenue
(1)
Our Compensation, Nominating and Governance Committee (the Committee) reviews a variety of Company-wide and individual factors, as well as peer practices, when considering compensation actions with respect to our executive officers. Any equity award issuances over the five most recently completed fiscal years have been made in the form of PSUs, RSUs or stock options with vesting dependent upon continued employment and the compensation value ultimately realized by our executive officers remains subject to significant variation over time (e.g., forfeiture of unvested awards prior to vesting, variation in stock price prior to award monetization). Prior to fiscal year 2025, all compensation issued by us during the four most recently completed fiscal years had been pursuant to contractual obligations. In 2025, we implemented the Management Bonus Plan for the Functional Group (MPF) and an individual bonus plan for Dr. Taber. Both plans used specific financial metrics – MPF used annual Company EBITDA and Dr. Taber’s used annual AM&C revenue.

Total Shareholder Return Amount	$ 104	81	48	37	57
Peer Group Total Shareholder Return Amount	141	118	119	98	127
Net Income (Loss)	$ (128,000,000)	$ 102,000,000	$ 80,000,000	$ 26,000,000	$ 24,000,000
Company Selected Measure Amount	62,000,000	26,000,000	45,000,000	18,000,000	11,000,000
PEO Name	James V. Continenza	James V. Continenza	James V. Continenza	James V. Continenza	James V. Continenza
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Company EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Annual AM&C Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (78,450)	$ (81,691)	$ (307,860)	$ (278,604)	$ (26,324)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,080	40,128	36,928	33,524	23,429
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	258,876	235,736	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,500,004)	(3,904,340)	(3,760,150)	(1,428,000)	(5,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,807,451	3,548,201	3,467,123	915,000	1,404,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,240,553	1,849,432	255,000	(326,000)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	974,191	0	0	1,724,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	492,965	537,722	94,000	8,000	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,087)	(69,386)	(142,140)	(100,835)	(25,053)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,543	37,808	33,415	27,382	22,974
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	85,626	71,360	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(13,680)	(593,152)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	255,000	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,914	182,226	1,063	(12,962)	(54,935)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	13,680	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,533)	15,975	6,755	1,059	(59,086)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0